Description of Organization, Business Operations and Basis of Presentation (Details) - USD ($)			9 Months Ended	12 Months Ended
	Dec. 08, 2020	Dec. 08, 2020	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Aug. 27, 2020
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Share price per share (in Dollars per share)			$ 10	$ 10
Other offering costs	$ 13,200,000	$ 13,200,000
Deferred underwriting commissions	$ 8,100,000	$ 8,100,000
Percentage of trust account required for business combination			80.00%	80.00%
Public shares, percentage			15.00%	15.00%
Price per share			$ 10	$ 10
Interest to pay dissolution expenses			$ 100,000	$ 100,000
Business combination agreement, description			The Sponsor agreed that it will be liable to the Company if and to the extent any claims by a third party for services rendered or products sold to the Company, or a prospective target business with which the Company has entered into a written letter of intent, confidentiality or similar agreement or business combination agreement, reduce the amount of funds in the Trust Account to below the lesser of (i) $10.00 per public share and (ii) the actual amount per public share held in the Trust Account as of the day of liquidation of the Trust Account, if less than $10.00 per share due to reductions in the value of the trust assets, less taxes payable, provided that such liability will not apply to any claims by a third party or prospective target business who executed a waiver of any and all rights to monies held in the Trust Account (whether or not such waiver is enforceable) nor will it apply to any claims under the Company’s indemnity of the underwriters of the Initial Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”). However, the Company has not asked the Sponsor to reserve for such indemnification obligations, nor has the Company independently verified whether the Sponsor has sufficient funds to satisfy its indemnity obligations. None of the Company’s officers or directors will indemnify the Company for claims by third parties including, without limitation, claims by vendors and prospective target businesses.	The Sponsor agreed that it will be liable to the Company if and to the extent any claims by a third party for services rendered or products sold to the Company, or a prospective target business with which the Company has entered into a written letter of intent, confidentiality or similar agreement or business combination agreement, reduce the amount of funds in the Trust Account to below the lesser of (i) $10.00 per public share and (ii) the actual amount per public share held in the Trust Account as of the day of liquidation of the Trust Account, if less than $10.00 per share due to reductions in the value of the trust assets, less taxes payable, provided that such liability will not apply to any claims by a third party or prospective target business who executed a waiver of any and all rights to monies held in the Trust Account (whether or not such waiver is enforceable) nor will it apply to any claims under the Company’s indemnity of the underwriters of the Initial Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”). However, the Company has not asked the Sponsor to reserve for such indemnification obligations, nor has the Company independently verified whether the Sponsor has sufficient funds to satisfy its indemnity obligations. None of the Company’s officers or directors will indemnify the Company for claims by third parties including, without limitation, claims by vendors and prospective target businesses.
Net tangible assets			$ 5,000,001
Cash			100,000	$ 900,000
Working capital			(10.1)	900,000
Proceeds from sale amount			25,000
Loaned from sponsor			163,000	163,000
Loan proceeds			75,000
Other Liabilities, Current			$ 10,400,000
Net tangible asset				5,000,001
IPO [Member]
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Number of shares issued (in Shares)	23,000,000	23,000,000
Gross proceeds	$ 230,000,000	$ 230,000,000
Proceeds from sale amount				$ 25,000
Over-Allotment Option [Member]
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Number of shares issued (in Shares)	3,000,000	3,000,000
Share price per share (in Dollars per share)	$ 10	$ 10
Private Placement [Member]
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Number of shares issued (in Shares)			4,833,333	4,833,333
Share price per share (in Dollars per share)			$ 1.5	$ 1.5
Initial Public Offering and the Private Placement [Member]
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Private placement			$ 230,000,000	$ 230,000,000
Price per unit (in Dollars per share)			$ 10	$ 10
Class B Common Stock [Member]
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Common stock, par value (in Dollars per share)			0.0001	0.0001	$ 0.0001	$ 0.0001
Class A Common Stock [Member]
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Common stock, par value (in Dollars per share)			$ 0.0001	$ 0.0001	$ 0.0001
Business Acquisition [Member]
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Business acquisition percentage			50.00%	50.00%
Sponsor [Member]
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Gross proceeds of approximately			$ 7,300,000	$ 7,300,000